PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under capital leases

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	1,905
Computer equipment	928,293	1,004,948	146,164
Furniture and fixtures	10,612	10,218	1,486
Leasehold improvements	18,769	18,782	2,732
Motor vehicles	10,157	9,842	1,431
Buildings	58,150	324,716	47,228
Freehold land	4,275	4,517	657

	1,043,356	1,386,123	201,603

Less: accumulated depreciation	(587,032)	(567,835)	(82,588)
Less: impairment	(402,998)	(403,221)	(58,646)

	53,326	415,067	60,369

Schedule of depreciation expenses

	For the years ended December 31,
	2016	2017	2018
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	130,724	8,090	11,999	1,745
Sales and marketing expenses	138	4	—	—
General and administrative expenses	11,799	1,050	9	1
Research and development expenses	12,564	1	9	1

	155,225	9,145	12,017	1,747

Schedule of carrying amounts of the company's property and equipment held under capital leases at respective balance sheet dates

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000
At Cost:
Optical fibers	13,100	13,100	1,905
Computer equipment	228,489	292,489	42,541

	241,589	305,589	44,446
Less: accumulated depreciation	(75,427)	(75,644)	(11,002)
Less: impairment	(166,162)	(166,162)	(24,167)

	—	63,783	9,277